Financial and Non-Financial Assets and Liabilities by Currency	12 Months Ended
Dec. 31, 2024
Financial and Non-Financial Assets and Liabilities by Currency Disclosure [Abstract]
Financial and Non-Financial Assets and Liabilities by Currency
43.	Financial and Non-Financial Assets and Liabilities by Currency:

As of December 31, 2024	CLP	CLF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	21,372,789	22,335,846	171,396	5,307,262	35,762	280,162	62,903	18,750	5,462	22,361	49,612,693
Non-Financial assets	1,951,157	49,318	11,699	429,341	—	1,270	—	—	—	64	2,442,849
Total Assets	23,323,946	22,385,164	183,095	5,736,603	35,762	281,432	62,903	18,750	5,462	22,425	52,055,542

Liabilities
Financial liabilities	25,758,219	11,083,785	176	5,801,348	6,837	297,367	170,907	230,051	—	845,804	44,194,494
Non-Financial liabilities	1,222,116	6,455	1,252	122,721	26	3,375	2	34	—	171	1,356,152
Total Liabilities	26,980,335	11,090,240	1,428	5,924,069	6,863	300,742	170,909	230,085	—	845,975	45,550,646

Mismatch of Financial Assets and Liabilities (*)	(4,385,430)	11,252,061	171,220	(494,086)	28,925	(17,205)	(108,004)	(211,301)	5,462	(823,443)	5,418,199

(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.

As of December 31, 2023	CLP	CLF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	26,261,745	21,221,806	145,584	5,592,918	42,300	176,380	3,988	18,085	16,225	19,698	53,498,729
Non-Financial assets	1,829,555	30,487	13,710	344,211	23	1,287	1	—	—	38	2,219,312
Total Assets	28,091,300	21,252,293	159,294	5,937,129	42,323	177,667	3,989	18,085	16,225	19,736	55,718,041

Liabilities
Financial liabilities	29,850,279	10,782,723	278	6,191,536	9,951	195,818	291,397	226,389	5,716	729,348	48,283,435
Non-Financial liabilities	1,266,125	1,538	721	80,322	47	3,811	6	12	5	74	1,352,661
Total Liabilities	31,116,404	10,784,261	999	6,271,858	9,998	199,629	291,403	226,401	5,721	729,422	49,636,096

Mismatch of Financial Assets and Liabilities (*)	(3,588,534)	10,439,083	145,306	(598,618)	32,349	(19,438)	(287,409)	(208,304)	10,509	(709,650)	5,215,294

(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.